Taxes on Income- Schedule of Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating loss carry forward	$ 32,815	$ 26,998
Temporary differences mainly relating to Research and Development	1,279	1,062
Deferred tax assets, gross total	34,094	28,060
Valuation allowance	(34,094)	(28,060)
Deferred tax asset, net